Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock Options and Warrants [Abstract]
Stock Options and Warrants

Note 12—Equity, Stock Options and Warrants

On April 11, 2016, we entered into a stock purchase agreement dated April 11, 2016, pursuant to which we issued to an accredited investor an aggregate of 696,056 shares of our common stock in exchange for gross proceeds of approximately $3.0 million (the “April 2016 Private Placement”). The closing of the April 2016 Private Placement satisfied the Qualified Private Offering requirement in the March Amendments described below under “March 2016 Amendment to 2015 Notes”.

Stock Options

On July 1, 2013, our board of directors adopted and approved the 2013 Equity Incentive Plan (the “2013 Plan”) and amended the 2013 Plan on March 24, 2015 to increase the number of shares available for issuance.  The 2013 Plan authorizes us to grant non-qualified stock options and restricted stock purchase rights to purchase up to 420,000 shares of our common stock with vesting to employees (including officers) and other service providers.  With the approval of the 2015 Plan, described below, as of August 29, 2015, no shares of our common stock were available for issuance under the 2013 Plan.

On July 15, 2015, our board of directors approved the 2015 Omnibus Incentive Plan (the “2015 Plan”), which was approved by our stockholders on August 28, 2015. Upon adoption, the 2015 Plan authorized us to grant up to 300,000 shares of our common stock and replaced the 2013 Equity Incentive Plan. As a result of the approval of the 2015 Plan, no additional grants will be made under the 2013 Plan. On August 22, 2016, our board of directors approved an amendment to the 2015 Plan to increase the total authorized pool available under the 2015 Plan to 600,000 shares of our common stock, subject to automatic increase for any shares subject to outstanding awards under the 2013 Plan that are subsequently canceled or expire. Our stockholders approved the foregoing amendment on September 26, 2016. As of September 30, 2016 594,000 shares of our common stock were available for issuance under the 2015 Plan.

The 2015 Plan permits the granting of any or all of the following types of awards: incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards, and performance awards payable in a combination of cash and company shares. There were no awards granted under the 2015 Plan as of September 30, 2016.

The 2015 Plan has the following limitations:

●	Limitation on terms of stock options and stock appreciation rights. The maximum term of each stock option and stock appreciation right (SAR) is 10 years.

●	No repricing or grant of discounted stock options. The 2015 Plan does not permit the repricing of options or SARs either by amending an existing award or by substituting a new award at a lower price without stockholder approval. The 2015 Plan prohibits the granting of stock options or SARs with an exercise price less than the fair market value of our common stock on the date of grant.

●	Clawback. Awards granted under the 2015 Plan are subject to any then current compensation recovery or clawback policy of the Company that applies to awards under the 2015 Plan and all applicable laws requiring the clawback of compensation.

●	Double-trigger acceleration. Acceleration of the vesting of awards that are assumed or replaced by the resulting entity after a change in control is not permitted unless an employee’s employment is also terminated by the Company without cause or by the employee with good reason within two years of the change in control.

●	Code Section 162(m) Eligibility. The 2015 Plan provides flexibility to grant awards that qualify as “performance-based” compensation under Internal Revenue Code Section 162(m).

●	Dividends. Dividends or dividend equivalents on stock options, SARs or unearned performance shares under the 2015 Plan will not be paid.

At September 30, 2016, total unrecognized deferred stock compensation expected to be recognized over the remaining weighted-average vesting periods of 0.6 years for outstanding grants was $1.0 million.

The fair value of option awards is estimated on the grant date using the Black-Scholes option valuation model.

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by us.

Stock-based compensation expense is recorded only for those awards expected to vest.  Currently, the forfeiture rate used to calculate stock-based compensation expense is zero which approximates the effective actual forfeiture rate. The rate is adjusted if actual forfeitures differ from the estimates in order to recognize compensation cost only for those awards that actually vest.  If factors change and different assumptions are employed in future periods, the share-based compensation expense may differ from that recognized in previous periods.

Stock-based award activity was as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Balance, December 31, 2015	308,464	$13.61	6.07	$—
Forfeited during 2016	(40,914)	11.69	—	—
Granted during 2016	6,000	4.31	9.75	—
Balance, September 30, 2016	273,550	$13.70	5.27	$—
Exercisable on September 30, 2016	192,394	$15.00	5.19	$—

The options granted have a contract term ranging between three and ten years. Options granted typically vest over a four year period, with 25% vesting after one year and the remainder ratably over the remaining three years.

Of our options outstanding, 267,550 were outstanding and 192,394 exercisable under the 2013 Plan and 6,000 were outstanding with none exercisable under the 2015 Plan on September 30, 2016.

The following table summarizes information about stock options outstanding and exercisable at September 30, 2016:

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
	Number	Remaining	Average	Number	Average
Exercise	of	Contractual	Exercise	of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$0–$10.00	99,840	7.04	$7.46	50,771	$7.68
$10.01–$15.00	31,100	7.16	$12.50	18,730	$12.50
$15.01–$20.00	122,766	3.50	$17.50	104,381	$17.50
$20.01–$25.00	19,844	4.30	$23.40	18,512	$23.58

	273,550	5.27	$13.70	192,394	$15.00

Stock based compensation expense consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Research and development	$113,000	$148,000	$423,000	$443,000
General and administrative	187,000	224,000	604,000	670,000
	$300,000	$372,000	$1,027,000	$1,113,000

Warrants

From time to time, we issue warrants to purchase shares of our common stock to investors, note holders and to non-employees for services rendered or to be rendered in the future.

February 2016 Additional Warrants

On February 2, 2016, the Company issued Additional Warrants to purchase an aggregate of 50,000 shares of the Company’s common stock to existing noteholders under the terms of the December Amendments.

March 2016 Amendment to 2015 Notes

On March 31, 2016, the Company executed the March Amendments with certain investors holding the requisite number of conversion shares and warrant shares underlying the 2015 Notes and April and May Warrants pursuant to the related Securities Purchase Agreements. The March Amendments, described above in Note 8, provided for the issuance of the March Warrants, exercisable for ten shares of the Company’s common stock per $100 of outstanding principal of the 2015 Notes held by each buyer pursuant to the April 2015 and May 2015 Securities Purchase Agreements, each with an exercise price of $5.00 per share, subject to adjustment as set forth within the warrants. March Warrants to purchase an aggregate of 500,000 shares of the Company’s common stock were issued to the holders of the 2015 Notes on March 31, 2016. On August 24, 2016, the March Warrants were amended to reduce the exercise price to $4.00 per share, as described below.

August 2016 Warrant Amendments

On August 24, 2016 the Company executed amendments to the April and May Warrants, December Warrants, December Offering Warrants, February Warrants and March Warrants, as indicated in the table below. The amendments reduced the exercise price of the warrants to $4.00 per share and removed all remaining net cash settlement provisions in each warrant. For the warrants accounted for as derivative liabilities, the Company marked the warrants to market immediately prior to the change in the strike price to a value of $1,719,000. The removal of the warrant agreement provisions that required derivative accounting resulted in a reclassification of $1,719,000 from derivative liabilities to Paid-in Capital. The reduction in exercise price to $4.00 resulted in an additional discount to the 2015 Notes of $206,000 which will be amortized to interest expense over the expected remaining life of the 2015 Notes.

Warrants outstanding as of September 30, 2016 consist of:

	Issue Date	Expiry Date	Number of Warrants	Exercise Price per Share
2013 Services Warrants—July	Jul-13	Jul-18	9,494	$37.50
2013 Services Warrants—August	Aug-13	Aug-18	729	37.50
2013 Services Warrants—November	Nov-13	Nov-18	2,400	50.00
2014 Services Warrants—April(1)	Apr-14	Apr-19	13,657	39.00
2014 Services Warrants—September(2)	Aug-14	Aug-19	16,000	25.00
2014 PIPE Warrants—September(3)	Sept-14	Sept-18	26,500	25.00
2014 Services Warrants—November(4)	Nov-14	Nov-18	6,500	25.00
2014 Settlement Warrants—December(5)	Dec-14	Dec-19	38,464	25.00
2015 Notes Warrants(6) (14)	Apr/May-15	Apr/May-20	219,785	4.00
2015 Services Warrants—May(7)	May-15	May-20	5,514	12.50
2015 LOC Guarantee Warrants—November (8)	Nov-15	Nov-20	74,000	15.00
2015 Debt Amendment Warrants—December (9), (15)	Dec-15	Dec-20	50,000	4.00
2015 PIPE Warrants—December (10), (15)	Dec-15	Dec-20	312,500	4.00
2016 Debt Amendment Warrants—February (11), (15)	Feb-16	Feb-21	50,000	4.00
2016 Debt Amendment Warrants—March (12), (15)	Mar-16	Mar-21	500,000	4.00
2016 Junior Debt Warrants (13)	Sep-16	Aug-21	124,999	4.00
Balance outstanding at September 30, 2016			1,450,542	$6.50
Warrants exercisable at September 30, 2016			1,376,542	$6.04

(1)	The 2014 Services Warrants—April were issued for fees incurred in conjunction with the issuance of convertible notes in 2014. The warrants were valued on the issuance date at $11.50 per share in conjunction with the valuation approach used for the initial valuation of the warrants issued in connection with the convertible notes issued in 2014.

(2)	The 2014 Services Warrants—September were issued to a consultant in exchange for advisory services with no readily available fair value. The warrants were originally issued at $39.00 per share and had a one-time price reset provision to the exercise price of the warrants issued to investors in the convertible notes offering in April 2014 if the exercise price of such convertible notes warrants changed prior to September 30, 2014. On September 22, 2014, the exercise price was changed to $25.00 per share. There are no further exercise price changes for this warrant series. The warrants were valued using the Black-Scholes option pricing model at $131,000 on the issuance date with an additional $6,000 recorded to expense on September 22, 2014 to reflect the change in fair value resulting from the exercise price change.

(3)	On September 22, 2014, the Company issued 26,500 warrants with an exercise price of $25.00 per share in conjunction with placement agent services for the Company’s September 2014 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $296,000 on the issuance date.

(4)	On November 26, 2014, the Company issued 6,500 warrants with an exercise price of $25.00 per share for compensation for investor relations services provided. The warrants were valued using the Black-Scholes option pricing model at $43,000 on the issuance date.

(5)	On December 1, 2014, the Company issued 19,232 warrants with an exercise price of $39.00 per share and on December 15, 2014 issued 19,232 warrants with an exercise price of $25.00 per share to settle potential legal disputes resulting from claims made by the investors in the November 2013 private equity placement. The warrants issued on December 1, 2014 were issued concurrent with the issuance of 8,462 shares of the Company’s common stock in partial settlement of the potential legal disputes arising from claims by two investors. The Company settled all remaining potential legal disputes with all of the remaining investors in the November 2013 private placement on December 15, 2014 by issuing the second tranche of warrants and setting the exercise price of each warrant series issued at $25.00 with no further reset provisions. The combined issuance of the warrants and expense resulting from any price changes were valued using the Black-Scholes option pricing model at $246,000 and expensed to general and administrative expense.

(6)	On April 23, 2015, the Company issued warrants exercisable for up to 136,267 shares of our common stock and on May 7, 2015 the Company issued warrants exercisable for 83,518 shares of our common stock, each with an exercise price of $12.50 per share in conjunction with the Notes described in Note 8. The warrants were valued using the Black-Scholes option pricing model at $2,139,000 on the issuance date. On August 24, 2016, the exercise price of the warrants was reduced to $4.00 per share.

(7)	On May 7, 2015, the Company issued warrants exercisable for 5,514 shares of our common stock with an exercise price of $12.50 per share in conjunction with placement agent services for the Company’s May 2015 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $56,000 on the issuance date. On August 24, 2016, the exercise price of the warrants was reduced to $4.00 per share.

(8)	On November 2, 2015, the Company issued warrants exercisable for up to 74,000 shares of our common stock with an exercise price of $15.00 per share in conjunction with the LOC guarantee described in Note 16. The warrants were valued using the Black-Scholes option pricing model at $246,000 on the issuance date. The warrants are exercisable beginning on November 1, 2016.

(9)	On December 30, 2015, the Company issued warrants exercisable for up to 50,000 shares of our common stock with an initial exercise price of $12.50 per share in conjunction with the December 30, 2015 Notes amendment described in Note 8. In the event that the Company issues additional common stock derivative securities at a price per share less than the exercise price, the Company is obligated to reduce the exercise price of the December Debt Amendment Warrants to a price per share equal to the newly issued shares or derivative common stock securities. On March 31, 2016, concurrent with the issuance of the additional debt amendment warrants, the exercise price was reduced to $5.00 per share. On August 24, 2016, the exercise price of the warrants was reduced to $4.00 per share.

(10)	On December 31, 2015, the Company issued warrants exercisable for up to 312,500 shares of our common stock with an initial exercise price of $5.00 per share in conjunction with the December private equity placement (the “December PIPE”). The warrants provide that if, prior to the earlier of June 30, 2016 or thirty days after the date on which the December PIPE shares and underlying warrants are registered for resale, the Company issued common share derivative securities at a price per share less than $5.00 per share, the Company was obligated to reduce the exercise price of the December PIPE warrants to a price per share equal to the newly issued shares or derivative common stock securities. This price protection clause expired on June 30, 2016. On August 24, 2016, the exercise price of the warrants was reduced to $4.00 per share.

(11)	On February 2, 2016, the Company issued warrants exercisable for up to 50,000 shares of our common stock with an initial exercise price of $12.50 per share in conjunction with the December 30, 2015 Notes amendment described in Note 8. The warrants were valued using the Black-Scholes option pricing model at $148,000 on the issuance date and were recorded as a derivative liability and additional debt discount. The warrants provided that, in the event that the Company issued additional common stock derivative securities at a price per share less than the exercise price, the Company was obligated to reduce the exercise price of the February Debt Amendment Warrants to a price per share equal to the newly issued shares or derivative common stock securities. On March 31, 2016, concurrent with the issuance of the additional debt amendment warrants, the exercise price was reduced to $5.00 per share. This price protection clause expired on June 30, 2016. On August 24, 2016, the exercise price of the warrants was reduced to $4.00 per share.

(12)	On March 31, 2016, the Company issued warrants exercisable for up to 500,000 shares of our common stock with an initial exercise price of $5.00 per share in conjunction with the December 30, 2015 Notes amendment described in Note 8. The warrants were valued using the Black-Scholes option pricing model at $1,497,000 on the issuance date and were recorded as a derivative liability and additional debt discount. The warrants provided that , in the event that the Company issued additional common stock derivative securities at a price per share less than the exercise price, the Company was obligated to reduce the exercise price of the March Debt Amendment Warrants to a price per share equal to the newly issued shares or derivative common stock securities. This price protection clause expired on June 30, 2016. On August 24, 2016, the exercise price of the warrants was reduced to $4.00 per share.

(13)	On September 1, 2016, the Company issued warrants exercisable for up to 124,999 shares of our common stock with an initial exercise price of $4.00 per share in conjunction with Unsecured Convertible Notes as described in Note 9 above. The warrants were valued using the Black-Scholes option pricing model at $271,000 on the issuance date and were recorded a debt discount.

(14)	Warrant exercise price was reduced from $12.50 to $4.00 per share on August 24, 2016.

(15)	Warrant exercise price was reduced from $5.00 to $4.00 per share on August 24, 2016 and the warrant agreement was amended to remove all provisions that had previously required derivative liability accounting treatment.

Note 13—Stock Options and Warrants

Stock options

On July 1, 2013, our board of directors adopted and approved the 2013 Equity Incentive Plan (the “2013 Plan”) and amended the 2013 Plan on March 24, 2015 to increase the number of shares available for issuance.  The 2013 Plan authorizes us to grant non-qualified stock options and restricted stock purchase rights to purchase up to 420,000 shares of our common stock with vesting to employees (including officers) and other service providers.  With the approval of the 2015 Plan described below, as of August 29, 2015, no shares of our common stock were available for issuance under the 2013 Plan.

On July 15, 2015, our board of directors approved the 2015 Omnibus Incentive Plan (the “2015 Plan”), which was approved by our stockholders on August 28, 2015. The 2015 Plan authorizes us to grant up to 300,000 shares of our common stock and is intended to replace the 2013 Equity Incentive Plan. If the 2015 Plan is approved by our stockholders, no additional grants will be made under the 2013 Plan.

The 2015 Plan permits the granting of any or all of the following types of awards: incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards, and performance awards payable in a combination of cash and company shares. There were no awards granted under the 2015 plan as of December 31, 2015.

The 2015 Plan has the following limitations:

●	Limitation on terms of stock options and stock appreciation rights. The maximum term of each stock option and stock appreciation right (SAR) is 10 years.

●	No repricing or grant of discounted stock options. The 2015 Plan does not permit the repricing of options or SARs either by amending an existing award or by substituting a new award at a lower price without stockholder approval. The 2015 Plan prohibits the granting of stock options or SARs with an exercise price less than the fair market value of our common stock on the date of grant.

●	Clawback. Awards granted under the 2015 Plan are subject to any then current compensation recovery or clawback policy of the Company that applies to awards under the 2015 Plan and all applicable laws requiring the clawback of compensation.

●	Double-trigger acceleration. Acceleration of the vesting of awards that are assumed or replaced by the resulting entity after a change in control is not permitted unless an employee’s employment is also terminated by the Company without cause or by the employee with good reason within two years of the change in control.

●	Code Section 162(m) Eligibility. The 2015 Plan provides flexibility to grant awards that qualify as “performance-based” compensation under Internal Revenue Code Section 162(m).

●	Dividends. Dividends or dividend equivalents on stock options, SARs or unearned performance shares under the 2015 Plan will not be paid.

At December 31, 2015, total unrecognized deferred stock compensation expected to be recognized over the remaining weighted-average vesting periods of 1.0 years for outstanding grants was $2.2 million.

The fair value of option awards is estimated on the grant date using the Black-Scholes option valuation model.

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by us.  The following table presents the weighted-average grant date assumptions used to estimate the fair value of options and stock appreciation rights granted.

December 31, 2015

Expected volatility	100-150%
Dividend yield	0.00%
Risk-free interest rate	1.10–2.15%
Expected life (in years)	3.0-6.8

Expected volatility represents the estimated volatility of the shares over the expected life of the options.  We have estimated the expected volatility based on the weighted-average historical volatilities of a pool of public companies that are comparable to Ener-Core.

We use an expected dividend yield of zero since no dividends are expected to be paid.  The risk-free interest rate for periods within the expected life of the option is derived from the U.S. treasury interest rates in effect at the date of grant.  The expected option life represents the period of time the option is expected to be outstanding.  The simplified method is used to estimate the term since we do not have sufficient exercise history to calculate the expected life of the options.

Stock-based compensation expense is recorded only for those awards expected to vest.  Currently, the forfeiture rate is zero.  The rate is adjusted if actual forfeitures differ from the estimates in order to recognize compensation cost only for those awards that actually vest.  If factors change and different assumptions are employed in future periods, the share-based compensation expense may differ from that recognized in previous periods.

Stock-based award activity was as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Balance, December 31, 2014	267,257	$15.00	6.51	$47,000
Forfeited during 2015	(21,033)	17.00	—	—
Granted during 2015	62,240	8.30	—	—
Balance, December 31, 2015	308,464	$13.61	6.07	$—
Exercisable on December 31, 2015	151,576	$15.38	5.38	$—

The options granted have a contract term ranging between three and ten years. Options granted typically vest over a four year period, with 25% vesting after one year and the remainder ratably over the remaining three years.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2015:

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
	Number	Remaining	Average	Number	Average
Exercise	of	Contractual	Exercise	of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$0–$10.00	118,840	7.74	$7.74	38,884	$7.71
$10.01–$15.00	34,888	7.87	$12.50	11,520	$12.50
$15.01–$20.00	132,178	4.25	$17.50	82,235	$17.50
$20.01–$25.00	22,558	4.96	$23.47	18,937	$23.67

	308,464	6.07	$13.61	151,576	$15.38

Restricted stock represents stock purchased by employees prior to July 1, 2013 for which the Company has a right to repurchase. The repurchase rights lapse over time until December 31, 2015 at which time all restricted shares are vested. Restricted stock activity for the year ended December, 2015 was as follows:

		Weighted-
		Average
		Grant
	Shares	Price
Unvested Balance, December 31, 2014	15,720	$0.05
Repurchase of unvested restricted shares	—	—
Vested	(15,720)	$0.05
Unvested Balance, December 31, 2015	—	$—

Stock based compensation expense consisted of the following:

	Year ended December 31
	2015	2014
Research and development	$583,000	$1,435,000
General and administrative	902,000	2,025,000
Total	$1,485,000	$3,460,000

Warrants

From time to time, we issue warrants to purchase shares of our common stock to investors, note holders and to non-employees for services rendered or to be rendered in the future. The following table represents the activity for warrants outstanding, exchanged, and issued for the year ending December 31, 2015.

Balance outstanding at December 31, 2014	195,686	$26.94
Exchanged for Common Stock	(81,942)	5.50
Issued for 2015 Notes and 2015 Notes Amendments	269,785	12.50
Issued for services	5,514	12.50
Issued for letter of credit guarantee	74,000	12.50
Issued pursuant to PIPE investment	312,500	12.50
Balance outstanding at December 31, 2015	775,543	$12.04

For the outstanding warrants exercisable for 775,543 shares of our common stock at December 31, 2015, the weighted average exercise price per share was $12.04 and the weighted average remaining life was 4.59 years. The warrants outstanding as of December 31, 2015 had no intrinsic value.

Warrants outstanding as of December 31, 2015 consist of:

	Issue Date	Expiry Date	Number of Warrants	Exercise Price per Share
2013 Services Warrants—July	Jul-13	Jul-18	9,494	$37.50
2013 Services Warrants—August	Aug-13	Aug-18	729	37.50
2013 Services Warrants—November	Nov-13	Nov-18	2,400	50.00
2014 Services Warrants—April(1)	Apr-14	Apr-19	13,657	39.00
2014 Services Warrants—September(2)	Aug-14	Aug-19	16,000	25.00
2014 PIPE Warrants—September(3)	Sept-14	Sept-18	26,500	25.00
2014 Services Warrants—November(4)	Nov-14	Nov-18	6,500	25.00
2014 Settlement Warrants—December(5)	Dec-14	Dec-19	38,464	25.00
2015 Notes Warrants(6)	Apr/May-15	Apr/May-20	219,785	12.50
2015 Services Warrants—May(7)	May-15	May-20	5,514	12.50
2015 LOC Guarantee Warrants – November (8)	Nov-15	Nov-20	74,000	15.00
2015 Debt Amendment Warrants – December (9)	Dec-15	Dec-20	50,000	12.50
2015 PIPE Warrants – December (10)	Dec-15	Dec-20	312,500	5.00
Balance outstanding at December 31, 2015			775,543	$12.04
Warrants exercisable at December 31, 2015			701,543	$11.73

(1)	The 2014 Services Warrants—April were issued for fees incurred in conjunction with the issuance of convertible notes in 2014. The warrants were valued on the issuance date at $11.50 per share in conjunction with the valuation approach used for the initial valuation of the warrants issued in connection with the convertible notes issued in 2014.

(2)	The 2014 Services Warrants—September were issued to a consultant in exchange for advisory services with no readily available fair value. The warrants were originally issued at $39.00 per share and had a one-time price reset provision to the exercise price of the warrants issued to investors in the convertible notes offering in April 2014 if the exercise price of such convertible notes warrants changed prior to September 30, 2014. On September 22, 2014, the exercise price was changed to $25.00 per share. There are no further exercise price changes for this warrant series. The warrants were valued using the Black-Scholes option pricing model at $131,000 on the issuance date with an additional $6,000 recorded to expense on September 22, 2014 to reflect the change in fair value resulting from the exercise price change.

(3)	On September 22, 2014 the Company issued 26,500 warrants with an exercise price of $25.00 per share in conjunction with placement agent services for the Company’s September 2014 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $296,000 on the issuance date.

(4)	On November 26, 2014, the Company issued 6,500 warrants with an exercise price of $25.00 per share for compensation for investor relations services provided. The warrants were valued using the Black-Scholes option pricing model at $43,000 on the issuance date.

(5)	On December 1, 2014, the Company issued 19,232 warrants with an exercise price of $39.00 per share and on December 15, 2014 issued 19,232 warrants with an exercise price of $25.00 per share to settle potential legal disputes resulting from claims made by the investors in the November 2013 private equity placement. The warrants issued on December 1, 2014 were issued concurrent with the issuance of 8,462 shares of the Company’s common stock in partial settlement of the potential legal disputes arising from claims by two investors. The Company settled all remaining potential legal disputes with all of the remaining investors in the November 2013 private placement on December 15, 2014 by issuing the second tranche of warrants and setting the exercise price of each warrant series issued at $25.00 with no further reset provisions. The combined issuance of the warrants and expense resulting from any price changes were valued using the Black-Scholes option pricing model at $246,000 and expensed to general and administrative expense.

(6)	On April 23, 2015 the Company issued warrants exercisable for up to 136,267 shares of our common stock and on May 7, 2015 the Company issued warrants exercisable for 83,518 shares of our common stock, each with an exercise price of $12.50 per share in conjunction with the 2015 Notes described in Note 9. The warrants were valued using the Black-Scholes option pricing model at $2,139,000 on the issuance date.

(7)	On May 7, 2015 the Company issued warrants exercisable for 5,514 shares of our common stock with an exercise price of $12.50 per share in conjunction with placement agent services for the Company’s May 2015 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $56,000 on the issuance date.

(8)	On November 2, 2015 the Company issued warrants exercisable for up to 74,000 shares of our common stock with an exercise price of $15.00 per share in conjunction with the LOC guarantee described in Note 16. The warrants were valued using the Black-Scholes option pricing model at $246,000 on the issuance date. The warrants are exercisable beginning on November 1, 2016.

(9)	On December 30, 2015 the Company issued warrants exercisable for up to 50,000 shares of our common stock with an initial exercise price of $12.50 per share in conjunction with the amendment to the 2015 Notes on December 30, 2015, described in Note 9. The warrants were valued using the Black-Scholes option pricing model at $182,000 on the issuance date and were recorded as a derivative liability and additional debt discount. In the event that the Company issues additional common stock derivative securities at a price per share less than the exercise price, the Company is obligated to reduce the exercise price of the December Debt Amendment Warrants to a price per share equal to the newly issued shares or derivative common stock securities.

(10)	On December 31, 2015 the Company issued warrants exercisable for up to 312,500 shares of our common stock with an initial exercise price of $5.00 per share in conjunction with the December private equity placement amendment described in Note 12. If the Company issues common share derivative securities at a price per share less than $5.00 per share, the Company is obligated to reduce the exercise price of the December PIPE warrants to a price per share equal to the newly issued shares or derivative common stock securities. This price protection clause expires at the earlier of June 30, 2016 or if the PIPE shares and underlying warrants are registered for resale. The warrants were valued using the Black-Scholes option pricing model at $1,115,000 on the issuance date and recorded as a derivative liability and a reduction in paid in capital.